Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	88-0706021
EBP Plan Number	001
Contributions Not Corrected		$ 0
Contributions Corrected Outside VFCP		0
Contributions Pending Correction in VFCP		0
Total Fully Corrected Under VFCP and PTE 2002-51		$ 396